Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent events [Text Block]

19 Subsequent events

i) Subsequent to December 31, 2025, the Company issued 1,250,000 common shares to settle $625,000 of the JV Settlement obligation with Captiva

ii) Subsequent to December 31, 2025, the Company closed a non-brokered private placement and issued a total of 625,000 units at $0.40 per unit for gross proceeds of $250,000. Each unit consists of one common share in the capital of the Company and one common share purchase warrant exercisable into one additional common share at a price of $0.50 until March 13, 2029.

iii) Subsequent to December 31, 2025, the Company issued 500,000 shares in relation to stock options exercised and received $250,000 in cash proceeds.

iv) Subsequent to December 31, 2025, the Company issued 48,889 shares in relation to warrants exercised and received $26,889 in cash proceeds.